SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                Deutsche CROCI( (Reg. TM)) Equity Dividend Fund

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Effective December 1, 2016, the following replaces similar information relating to the fund under the "PART II: APPENDIX II-C - FEE RATES OF SERVICE PROVIDERS" section of the fund's Statement of Additional Information:

FUND NAME                                              MANAGEMENT FEE RATE
Deutsche CROCI( (Reg. TM)) Equity Dividend Fund    First $250 million 0.630%
                                                    Next $750 million 0.600%
                                                    Next $1.5 billion 0.580%
                                                    Next $2.5 billion 0.560%
                                                    Next $2.5 billion 0.530%
                                                    Next $2.5 billion 0.520%
                                                    Next $2.5 billion 0.510%
                                                     Thereafter 0.500%((2))

((2)) The fund's management fee rate includes administrative services provided by DIMA which are necessary for the fund's operation as an open-end investment company.




               Please Retain This Supplement for Future Reference





December 9, 2016
SAISTKR-300

                                                   Deutsche
                                                   Asset Management [DB Logo]